Financial Instruments and Financial Risks (Details) - Schedule of changes in Level 3 instruments - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments and Financial Risks (Details) - Schedule of changes in Level 3 instruments [Line Items]
Beginning balance	$ 488	$ 3,047
Payment of contingent consideration		(915)
Recognition of day 1 loss within profit or loss	162	161
Changes in fair value recognized within profit or loss	(434)	(490)
Ending balance	216	1,803
Derivative Financial Instruments [Member]
Financial Instruments and Financial Risks (Details) - Schedule of changes in Level 3 instruments [Line Items]
Beginning balance	488	1,448
Payment of contingent consideration
Recognition of day 1 loss within profit or loss	162	161
Changes in fair value recognized within profit or loss	(434)	(56)
Ending balance	$ 216	1,553
Contingent Consideration [Member]
Financial Instruments and Financial Risks (Details) - Schedule of changes in Level 3 instruments [Line Items]
Beginning balance		1,599
Payment of contingent consideration		(915)
Recognition of day 1 loss within profit or loss
Changes in fair value recognized within profit or loss		(434)
Ending balance		$ 250